Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information
Revenue and Pre-tax Income by Segment
Management System Segment View

($ in millions)

Global Services Segments
Global		Global
Technology		Business		Systems	Global	Total
For the year ended December 31:	Services	Services	Software	Hardware	Financing	Segments
2015
External revenue	$32,017	$17,166	$22,932	$7,581	$1,840	$81,535
Internal revenue	823	499	3,267	451	2,637	7,676
Total revenue	$32,840	$17,664	$26,199	$8,032	$4,477	$89,211
Pre-tax income
from continuing operations	$5,002	$2,634	$9,066	$604	$2,364	$19,670
Revenue year-to-year change	(9.7)%	(11.9)%	(9.4)%	(24.5)%	(1.0)%	(11.3)%
Pre-tax income year-to-year change	(15.7)%	(22.7)%	(15.3)%	NM	8.0%	(11.6)%
Pre-tax income margin	15.2%	14.9%	34.6%	7.5%	52.8%	22.0%

2014*
External revenue	$35,442	$19,512	$25,434	$9,996	$2,034	$92,418
Internal revenue	934	543	3,496	647	2,488	8,108
Total revenue	$36,376	$20,055	$28,931	$10,643	$4,522	$100,527
Pre-tax income
from continuing operations	$5,931	$3,408	$10,699	$34	$2,189	$22,262
Revenue year-to-year change	(1.2)%	(8.5)%	(0.7)%	(21.6)%	5.1%	(4.9)%
Pre-tax income year-to-year change	(10.8)%	(3.9)%	(3.7)%	(84.1)%	0.8%	(6.0)%
Pre-tax income margin	16.3%	17.0%	37.0%	0.3%	48.4%	22.1%

2013*
External revenue	$35,737	$21,210	$25,932	$12,988	$2,022	$97,889
Internal revenue	1,063	714	3,191	593	2,282	7,843
Total revenue	$36,800	$21,924	$29,123	$13,581	$4,304	$105,732
Pre-tax income
from continuing operations	$6,649	$3,548	$11,106	$213	$2,171	$23,687
Revenue year-to-year change	(4.7)%	(0.8)%	1.4%	(18.7)%	5.7%	(4.0)%
Pre-tax income year-to-year change	(0.3)%	8.4%	2.7%	(88.6)%	6.8%	(3.9)%
Pre-tax income margin	18.1%	16.2%	38.1%	1.6%	50.4%	22.4%

* Reclassified to conform with 2015 presentation.
NM - Not meaningful

Revenue and pre-tax income reconciliations to IBM as Reported
Reconciliations of IBM as Reported

($ in millions)

For the year ended December 31:	2015	2014	2013
Revenue
Total reportable segments	$89,211	$100,527	$105,732
Other revenue	206	374	478
Elimination of internal transactions	(7,676)	(8,108)	(7,843)
Total IBM consolidated revenue	$81,741	$92,793	$98,367

($ in millions)

For the year ended December 31:	2015	2014	2013
Pre-tax income from continuing operations:
Total reportable segments	$19,670	$22,262	$23,687
Amortization of acquired intangible assets	(677)	(791)	(758)
Acquisition-related charges	(26)	(12)	(46)
Non-operating retirement- related (costs)/income	(1,050)	(353)	(1,062)
Elimination of internal transactions	(1,859)	(1,914)	(1,480)
Unallocated corporate amounts*	(114)	795	(98)
Total pre-tax income from continuing operations	$15,945	$19,986	$20,244

*      The 2014 and 2013 amounts include the gain related to the Retail Store Solutions divestiture. The 2014 amount also includes the net gain related to the System x business divestiture.

Assets and Other Items by segment
Management System Segment View

($ in millions)

	Global Services Segments
	Global	Global
	Technology	Business		Systems	Global	Total
For the year ended December 31:	Services	Services	Software	Hardware	Financing	Segments
2015
Assets	$16,960	$8,327	$26,585	$3,969	$36,157	$91,999
Depreciation/amortization of intangibles*	1,811	81	1,071	304	343	3,610
Capital expenditures/investments in intangibles	2,514	86	583	291	356	3,830
Interest income	—	—	—	—	1,720	1,720
Interest expense	—	—	—	—	469	469

2014**
Assets	$16,209	$8,831	$25,813	$4,235	$38,845	$93,933
Depreciation/amortization of intangibles*	1,833	98	1,210	712	455	4,308
Capital expenditures/investments in intangibles	2,226	79	534	600	482	3,921
Interest income	—	—	—	—	1,951	1,951
Interest expense	—	—	—	—	518	518

2013**
Assets	$16,658	$9,701	$27,101	$4,901	$40,138	$98,499
Depreciation/amortization of intangibles*	1,625	117	1,211	435	574	3,963
Capital expenditures/investments in intangibles	1,889	118	540	395	467	3,410
Interest income	—	—	—	—	1,904	1,904
Interest expense	—	—	—	—	405	405

*              Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

** Reclassified to conform with 2015 presentation.

Asset reconciliation to IBM as reported
Reconciliations of IBM as Reported

($ in millions)

At December 31:	2015	2014		2013
Assets
Total reportable segments	$91,999	$93,933		$98,499
Elimination of internal transactions	(4,709)	(5,193)		(4,740)
Unallocated amounts
Cash and marketable securities	6,634	7,182		9,697
Notes and accounts receivable	2,333	4,253		2,907
Deferred tax assets	4,693	6,465	*	4,030	*
Plant, other property and equipment	2,650	2,169		4,827
Pension assets	1,734	2,160		5,551
Other	5,161	6,303	**	4,869	**
Total IBM consolidated assets	$110,495	$117,271	* **	$125,641	* **

* Reclassified to reflect adoption of the FASB guidance on deferred taxes in consolidated financial statements. Refer to note B,
"Accounting Changes," for additional information.

** Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B,
“Accounting Changes,” for additional information.

Geographic Information
Revenue*

($ in millions)

For the year ended December 31:	2015	2014	2013
United States	$30,514	$32,021	$33,427
Other countries	51,227	60,772	64,941
Total IBM consolidated revenue	$81,741	$92,793	$98,367

*              Revenues are attributed to countries based on the location of the client.

Plant and Other Property—Net

($ in millions)

At December 31:	2015	2014	2013
United States	$4,644	$4,388	$6,723
Other countries	5,532	5,690	6,257
Total	$10,176	$10,078	$12,979

Revenue by Classes of Similar Products or Services
($ in millions)

For the year ended December 31:	2015	2014*	2013*
Global Technology Services
Services	$24,575	$27,130	$27,144
Maintenance	6,132	6,853	7,111
Systems	1,177	1,294	1,322
Software	132	164	158
Global Business Services
Services	$16,851	$19,202	$20,874
Software	164	186	227
Systems	151	124	109
Software
Software	$20,080	$22,722	$23,420
Services	2,718	2,657	2,500
Systems	134	55	12
Systems Hardware
Servers	$5,223	$7,320	$9,946
Storage	2,358	2,676	3,041
Global Financing
Financing	$1,386	$1,543	$1,493
Used equipment sales	454	491	529

* Reclassified to conform with 2015 presentation.